The Prudential Insurance Company of America	Thomas C. Castano

Vice President and Corporate Counsel

Law Department

The Prudential Insurance Company of America

213 Washington Street

Newark, NJ 07102-2992

(973) 802-9750 fax: (973) 802-9560

May 1, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential Variable Appreciable Account

(Registration No. 33-20000)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 30 and (ii) that the text of Post-Effective Amendment No. 30 was filed electronically on April 18, 2007 (Accession No. 0000828972-07-000004).

By:	______/s/__________________________

Thomas C. Castano

Vice President and Corporate Counsel

The Prudential Insurance Company of America

via EDGAR